UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

         REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2012

        CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                       ----------------

                        THIS AMENDMENT (CHECK ONLY ONE):

                        [ ] is a restatement.
                        [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

    NAME:      Scott J. Vassalluzzo*
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    ADDRESS:   323 Railroad Avenue    Greenwich     CT            06830
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               (Street)                (City)       (State)       (Zip)

    FORM 13F FILE NUMBER:   028-10290

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

    NAME:      Scott J. Vassalluzzo

    TITLE:     Investment Manager

    PHONE:     203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

         /s/ Scott J. Vassalluzzo
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
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[City, State]

         May 11, 2012
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[Date]

      * Effective January 1, 2012, each of Messrs. Scott J. Vassalluzzo, Thomas
W. Smith (028-04481) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC (CIK 0001538653). Accordingly, the Section 13(f) securities held by these limited partnerships are included in the Form 13F filings of Prescott General Partners LLC.

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


     NUMBER OF OTHER INCLUDED MANAGERS:               1
                                                    ------------

     FORM 13F INFORMATION TABLE ENTRY TOTAL:          17
                                                    ------------

     FORM 13F INFORMATION TABLE VALUE TOTAL:          $71,441 (thousands)
                                                    ----------


LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NO.:     NAME:
---      -----------------      ----
01       028-04481              Thomas W. Smith
---      -----------------      ---------------

                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE   SHARED  NONE
      --------------          --------------     -----   --------  ------- --- ---- -------  --------     ----   ------  ----
ALLIANCE DATA SYSTEMS CORP.    COMMON STOCK    018581108    3,731   29,620 SH        Other      01               29,620
COPART, INC.                   COMMON STOCK    217204106    4,198  161,028 SH        Sole        -     161,028
COPART, INC.                   COMMON STOCK    217204106    3,504  134,400 SH        Other      01              134,400
CREDIT ACCEPTANCE CORP.        COMMON STOCK    225310101   15,329  151,755 SH        Sole        -     151,755
CREDIT ACCEPTANCE CORP.        COMMON STOCK    225310101   18,535  183,500 SH        Other      01              183,500
LIFE TIME FITNESS, INC.        COMMON STOCK    53217R207    2,529   50,000 SH        Sole        -      50,000
LIFE TIME FITNESS, INC.        COMMON STOCK    53217R207    1,340   26,500 SH        Other      01               26,500
MARKET LEADER, INC.            COMMON STOCK    57056R103      220   60,000 SH        Sole        -      60,000
NEUSTAR INC.                       CL A        64126X201    3,983  106,925 SH        Other      01              106,925
STAPLES INC.                   COMMON STOCK    855030102      445   27,500 SH        Sole        -      27,500
SYSTEMAX INC.                  COMMON STOCK    871851101    1,686  100,000 SH        Sole        -     100,000
SYSTEMAX INC.                  COMMON STOCK    871851101    1,551   92,018 SH        Other      01               92,018
U.S. AUTO PARTS NETWORK, INC.  COMMON STOCK    90343C100      237   65,600 SH        Other      01               65,600
VISTAPRINT N.V.                    SHS         N93540107    2,790   72,174 SH        Sole        -      72,174
VISTAPRINT N.V.                    SHS         N93540107    3,405   88,094 SH        Other      01               88,094
WORLD ACCEPTANCE CORP.         COMMON STOCK    981419104    2,315   37,788 SH        Sole        -      37,788
WORLD ACCEPTANCE CORP.         COMMON STOCK    981419104    5,644   92,150 SH        Other      01               92,150